Post-retirement pension and other defined benefit schemes - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-retirement benefits
Current service cost	$ (72)	$ (56)
Past service (cost)/credit	(9)	12
Expenses	(5)	(11)
Total charge to Operating profit	(86)	(55)
Interest income on scheme assets	262	300
Interest expense on post-retirement scheme obligations	(312)	(338)
Net interest on post-employment defined benefit plan liabilities	(50)	(38)	$ (29)
Charge before taxation	(136)	(93)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(315)	(65)
Experience gains/(losses) arising on the post-retirement scheme obligations	(40)	(107)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	436	(243)
Changes in demographic assumptions	(1)	9
Remeasurement of the defined benefit liability	80	(406)	$ 1,118
UK defined benefit plans
Post-retirement benefits
Current service cost	(6)	(6)
Past service (cost)/credit	(2)	12
Expenses	(5)	(9)
Total charge to Operating profit	(13)	(3)
Interest income on scheme assets	214	229
Interest expense on post-retirement scheme obligations	(231)	(239)
Net interest on post-employment defined benefit plan liabilities	(17)	(10)
Charge before taxation	(30)	(13)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(370)	(59)
Experience gains/(losses) arising on the post-retirement scheme obligations	3	(25)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	414	(142)
Changes in demographic assumptions	(1)	12
Remeasurement of the defined benefit liability	46	(214)
UNITED STATES
Post-retirement benefits
Current service cost		(2)
Expenses		(1)
Total charge to Operating profit		(3)
Interest income on scheme assets		22
Interest expense on post-retirement scheme obligations		(22)
Charge before taxation		(3)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets		2
Experience gains/(losses) arising on the post-retirement scheme obligations		(2)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations		(10)
Remeasurement of the defined benefit liability		(10)
SWEDEN
Post-retirement benefits
Current service cost	(26)	(13)
Past service (cost)/credit	(8)	(2)
Total charge to Operating profit	(34)	(15)
Interest income on scheme assets	33	38
Interest expense on post-retirement scheme obligations	(47)	(50)
Net interest on post-employment defined benefit plan liabilities	(14)	(12)
Charge before taxation	(48)	(27)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	55	37
Experience gains/(losses) arising on the post-retirement scheme obligations	(33)	(67)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	11	(135)
Changes in demographic assumptions	(1)
Remeasurement of the defined benefit liability	32	(165)
Rest of Group
Post-retirement benefits
Current service cost	(40)
Past service (cost)/credit	1
Total charge to Operating profit	(39)
Interest income on scheme assets	15
Interest expense on post-retirement scheme obligations	(34)
Net interest on post-employment defined benefit plan liabilities	(19)
Charge before taxation	(58)
Other comprehensive income
Experience gains/(losses) arising on the post-retirement scheme obligations	(10)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	11
Changes in demographic assumptions	1
Remeasurement of the defined benefit liability	$ 2
Rest of group (prior to 2024 disaggregation)
Post-retirement benefits
Current service cost		(35)
Past service (cost)/credit		2
Expenses		(1)
Total charge to Operating profit		(34)
Interest income on scheme assets		11
Interest expense on post-retirement scheme obligations		(27)
Net interest on post-employment defined benefit plan liabilities		(16)
Charge before taxation		(50)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets		(45)
Experience gains/(losses) arising on the post-retirement scheme obligations		(13)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations		44
Changes in demographic assumptions		(3)
Remeasurement of the defined benefit liability		$ (17)